Trading portfolio	12 Months Ended
Dec. 31, 2020
11. Trading Portfolio
Trading portfolio

11 Trading portfolio

Accounting for trading portfolio assets and liabilities

In accordance with IFRS 9, all assets and liabilities held for trading purposes are held at fair value with gains and losses in the changes in fair value taken to the income statement in net trading income (Note 5).

	Barclays Bank Group
	2020	2019
	£m	£m
Debt securities and other eligible bills	56,196	51,881
Equity securities	62,192	56,000
Traded loans	8,348	5,378
Commodities	928	78
Trading portfolio assets	127,664	113,337

Debt securities and other eligible bills	(28,836)	(22,038)
Equity securities	(17,303)	(13,174)
Trading portfolio liabilities	(46,139)	(35,212)